Offerings	Jun. 03, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.001 par value per share
Amount Registered | shares	631,481,481
Proposed Maximum Offering Price per Unit	135.00
Maximum Aggregate Offering Price	$ 85,249,999,935.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 11,773,024.99
Offering Note	1a. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended. 1b. Includes the aggregate offering price of additional shares of Class A common stock that the underwriters have the option to purchase to cover over-allotments, if any.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.001 par value per share
Amount Registered | shares	7,407,407
Proposed Maximum Offering Price per Unit	135.00
Maximum Aggregate Offering Price	$ 999,999,945.00
Amount of Registration Fee	$ 138,099.99
Offering Note	2a. The Registrant previously paid a registration fee of $138,100.00 in connection with initial filing of the Registration Statement on Form S-1 on May 20, 2026. 2b. This Maximum Aggregate Offering Price was originally registered under 457(o) and is now converted to 457(a).